Basis of Presentation and Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Summary of Significant Accounting Policies

Business Description

First Data Corporation (FDC or the Company) is a global provider of electronic commerce and payment solutions for merchants, financial institutions, and card issuers. The services the Company provides include merchant transaction processing and acquiring; credit, retail, and debit card issuing and processing; prepaid services; and check verification, settlement and guarantee services.

Basis of Presentation

The accompanying unaudited consolidated financial statements of the Company should be read in conjunction with the Company's December 31, 2014 audited consolidated financial statements.

The accompanying consolidated financial statements are unaudited; however, in the opinion of management, they include all normal recurring adjustments necessary for a fair presentation of the consolidated financial position of the Company as of June 30, 2015 and the consolidated results of its operations and comprehensive income (loss) for the three and six months ended June 30, 2015 and 2014 and the consolidated cash flows and changes in equity for the six months ended June 30, 2015 and 2014. Results of operations reported for interim periods are not necessarily indicative of results for the entire year due in part to the seasonality of certain business units.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the unaudited consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Presentation

Depreciation and amortization presented as a separate line item on the Company’s unaudited consolidated statements of operations does not include amortization of initial payments for new contracts which is recorded as a contra revenue within “Transaction and processing service fees.” Also not included is amortization related to equity method investments which is netted within the “Equity earnings in affiliates” line. The following table presents the amounts associated with such amortization:

	Three months ended June 30,		Six months ended June 30,
(in millions)	2015	2014	2015	2014
Amortization of initial payments for new contracts	$13	$11	$24	$22
Amortization related to equity method investments	15	16	30	32

Reclassification

Certain reclassifications have been made to the unaudited consolidated financial statements of prior periods to conform to the current period presentation. The reclassifications had no impact on net loss, equity, or cash flows as previously reported.

As described in the audited consolidated financial statements, the Company has adjusted its accounting for debt transactions. The impact of this adjustment was reflected as an adjustment to Loss on debt extinguishment of $3 million for the six months ended June 30, 2014.

Revenue Recognition

The majority of the Company’s revenues are comprised of: 1) transaction-based fees, which typically constitute a percentage of dollar volume processed; 2) fees per transaction processed; 3) fees per account on file during the period; or 4) some combination thereof.

In multiple-element transactions, revenue is allocated to the separate units of accounting provided each element has stand-alone value to the customer. Stand-alone value is based on the relative selling price of any undelivered items for which delivery is probable and substantially within the Company’s control.

In the case of contracts that the Company owns and manages, revenue is comprised of fees charged to the client, net of interchange fees and assessments charged by the credit card associations, and is recognized at the time the client accepts a point of sale transaction. The fees charged to the client are a percentage of the credit card and signature based debit card transaction’s dollar value, a fixed amount or a combination of the two. Personal identification number based debit (PIN-debit) network fees are recognized in “Reimbursable debit network fees, postage, and other” revenues and expenses in the unaudited consolidated statements of operations. STAR Network access fees charged to clients are assessed on a per transaction basis. Interchange fees and assessments charged by credit card associations to the Company’s consolidated subsidiaries and network fees related to PIN-debit transactions charged by debit networks are as follows:

	Three months ended June 30,		Six months ended June 30,
(in millions)	2015	2014	2015	2014
Interchange fees and assessments	$5,526	$5,152	$10,491	$9,873
Debit network fees	760	773	1,470	1,492

The Company records deferred revenue when it receives payments or invoices in advance of the delivery of products or the performance of services. The deferred revenue is recognized into earnings when underlying performance obligations are achieved. As of June 30, 2015 and December 31, 2014, current deferred revenue included within "Other current liabilities" in the Company's unaudited consolidated balance sheets was $101 million and $84 million, respectively. As of June 30, 2015 and December 31, 2014, noncurrent deferred revenue included within "Other long-term liabilities" in the Company's unaudited consolidated balance sheets was $129 million and $118 million, respectively.

Net Loss Per Share

Basic net loss per share is calculated by dividing net loss attributable to First Data Corporation by the weighted-average shares outstanding during the period, without consideration for any potential dilutive shares. Dilutive loss per share is the same as basic loss per share for all periods presented because there are no dilutive or potentially dilutive securities.

New Accounting Guidance

In May 2014, the Financial Accounting Standards Board (FASB) issued guidance that requires companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration to which the company expects to be entitled in an exchange for those goods or services. It also requires enhanced disclosures about revenue, provides guidance for transactions that were not previously addressed comprehensively, and improves guidance for multiple-element arrangements. The guidance applies to any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards. The guidance is effective for public companies for annual periods beginning after December 15, 2017 as well as interim periods within those annual periods using either the full retrospective approach or modified retrospective approach. The FASB also permitted early adoption of the standard, but not before December 15, 2016. The Company is currently evaluating the impacts of the new guidance on its consolidated financial statements.

In April 2015, the FASB issued guidance that requires companies to present debt issuance costs related to a recognized debt liability on the balance sheet as a direct deduction from the debt liability, similar to the presentation of debt discounts. Debt issuance costs will continue to be amortized to interest expense using the effective interest method. The guidance is effective for public companies for annual periods beginning after December 15, 2015 as well as interim periods within those annual periods using the retrospective approach. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.